Income Taxes - Summary of Tax Effects of Each Item that Give Rise to Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net unrealized gain on securities available for sale	$ (2,969)	$ (3,615)
Depreciation and amortization	(902)	(1,293)
Other-than-temporary impairment losses	97	97
Allowance for loan losses	10,349	8,376
Employee benefit and retirement plans	3,687	3,102
Acquisition accounting	2,362	2,581
Other, net	854	462
Net deferred tax asset	$ 13,478	$ 9,710